Schedule of electricity purchased for resale (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Energy purchased for resale	R$ 16,101	R$ 12,111	R$ 11,286
Supply From Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	1,946	1,990	1,429
Physical Guarantee Quota Contracts [Member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	832	780	715
Quotas For Angra I And I I Nuclear Plants [Member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	244	303	269
Spot Market [Member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	1,224	1,497	1,886
Proinfa program [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	401	318	376
bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	418	333	311
Energy Acquired In Regulated Market Auctions [Member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	6,242	3,334	3,021
Energy Acquired In The Free Market [Member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	4,976	3,977	4,098
Distributed Generation Geracao Distribuida [Member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	1,268	678	207
P I S Pasep And Cofins Credits [Member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	R$ (1,450)	R$ (1,099)	R$ (1,026)